Fair Value of Financial Instruments - Narrative (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Feb. 18, 2016
Senior Notes due 2024
Financial assets and liabilities accounted for at fair value on a recurring basis
Interest rate, stated percentage (as a percent)		9.50%
Senior Notes due 2024 | Senior Notes
Financial assets and liabilities accounted for at fair value on a recurring basis
Interest rate, stated percentage (as a percent)	9.50%
Debt instruments at fair value	$ 477.3
Term loan B | Senior Secured
Financial assets and liabilities accounted for at fair value on a recurring basis
Debt instruments at fair value	$ 960.7